Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 5, 2017

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company
    Brighthouse Separate Account Eleven for Variable Annuities
    File Nos. 333-101778; 811-21262 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the two Prospectus Supplements dated May 1, 2017 (for Pioneer Annuistar Plus/SM/ and Portolio Architect Plus) to the Prospectuses dated May 1, 2010 (as annually supplemented) and the Statement of Additional Information (the `SAI") also dated May 1, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and the SAI contained in Post-Effective Amendment No. 27 for the Account filed electronically with the Commission on April 5, 2017.

If you have any questions, please call the undersigned at (203) 316-8888.


Very truly yours,


/s/ JOHN B. TOWERS

John B. Towers
Corporate Counsel
Brighthouse Life Insurance Company